Subsequent Event	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Subsequent Event [Abstract]
Subsequent Event

14.  Subsequent Events

Warrant Exchange Agreement

On July 31, 2020, the Company entered into a Warrant Exchange Agreement with Armistice Capital Master Fund Ltd. (“Armistice”) pursuant to which, on August 3, 2020, the Company issued to Armistice an aggregate of 215,000 shares of common stock of the Company in exchange for the surrender and cancellation of 160,257 and 208,334 of the October 2018 and January 2019 Investor Warrants held by Armistice, respectively.

Legal Proceedings

On July 31, 2020, a putative stockholder class action was filed in the Court of Chancery of the State of Delaware styled Stahlman v. Rexahn Pharmaceuticals, Inc., et al., Case No. 2020-0639. Additionally, on August 3, 2020, a putative stockholder class action was filed in the United States District Court for the District of Delaware styled Thompson v. Rexahn Pharmaceuticals, Inc., et al., Case No. 1:20-cv-01036-UNA (D. Del). On August 7, 2020, a putative stockholder class action was filed in the United States District Court for the Southern District of New York styled Manes v. Rexahn Pharmaceuticals, Inc., et al., Case No. 1:20-cv-06227 (S.D.N.Y.) (together with the Stahlman and Thompson actions, the “Stockholder Actions”). The Stockholder Actions assert claims against the Company and members of the Company’s board of directors (the “Individual Defendants”).

The Stahlman and Manes complaints allege that the Individual Defendants breached their fiduciary duties owed to the Company’s stockholders. The Thompson and Manes complaints allege that the Company and the Individual Defendants violated Section 14(a) of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), and Rule 14a-9 promulgated thereunder, by failing to disclose in the Registration Statement on Form S-4 that the Company filed with the SEC on July 6, 2020 (File No. 333-239702) (the “Registration Statement”) certain information regarding, among other things, financial projections for the Company and Ocuphire, the valuation analyses performed by the Company’s financial advisor, Oppenheimer & Co., Inc., in support of its fairness opinion and the process leading to the execution of the Merger Agreement. The Thompson and Manes complaints also allege that the Individual Defendants violated Section 20(a) of the Exchange Act, as control persons who had the ability to prevent the Proxy Statement from being false and misleading. The Stockholder Actions seek, among other things, an injunction preventing consummation of the Merger, an award of damages, and an award of costs and expenses, including attorneys’ fees.

Additionally, on August 6, 2020, another party sent a letter to the Company’s counsel demanding that the Company and the Individual Defendants amend the Registration Statement to provide additional disclosures that the party alleges were improperly omitted from the Registration Statement in violation of Sections 14(a) and 20(a) of the Exchange Act, including certain information regarding financial data and the background and process leading to the execution of the Merger Agreement (the “Demand Letter”).

The Company intends to defend against the Stockholder Actions and the Demand Letter, however it is reasonably possible that a loss may be incurred. At this time, the Company is unable to estimate the potential loss or range of losses.

16.  Subsequent Event

Exclusive License Agreement with HaiChang

On February 8, 2020, the Company entered into the HaiChang License Agreement pursuant to which the Company granted HaiChang an exclusive (even as to the Company), royalty-bearing, sublicensable worldwide license to research, develop and commercialize pharmaceutical products comprising RX-0201 (subject to and limited by the exclusive rights of Next BT with respect to RX-0201 in Asia), the nano-liposomal formulation of RX-0201 known as RX-0301, and RX-0047, a proprietary compound currently in preclinical development. HaiChang has agreed to use commercially reasonable efforts to develop, seek regulatory approval for, and commercialize one product comprising or RX-0301 and one product comprising RX-0047.

HaiChang will pay to the Company a one-time upfront payment in the amount of $250,000 for certain materials to be transferred by the Company to HaiChang.  HaiChang will pay the Company development milestone payments in an aggregate of up to $63,000,000 with respect to RX-0201 and RX-0301 and up to $33,000,000 with respect to RX-0047, and royalties based on percentages of net sales in the low tens with respect to RX-0201 and RX-0301 and the mid-single digits with respect to RX-0047.  However, if HaiChang exclusively sublicenses its rights to a third party with respect to RX-0201 and RX-0301 or RX-0047 in a particular jurisdiction, instead of the foregoing milestones and royalties to the extent relating to such compound(s) and jurisdiction, HaiChang will pay the Company a percentage of any sublicensing revenue received by HaiChang, provided that in any event HaiChang will pay a milestone payment on initiation of a Phase 3 clinical trial that is subject to reduction by the amount of any sublicensing revenue paid with respect to the applicable compound(s) as of the time of initiation of the trial.

In connection with entering into the HaiChang License Agreement, the parties terminated the previous research collaboration and license agreement with HaiChang.